General (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jul. 26, 2023	Aug. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Nov. 02, 2021
General [Line Items]
Warrants term	5 years
Net proceeds			$ 27.1
Annaul inflation term				40 years
IPO [Member]
General [Line Items]
Net proceeds	$ 30.0
Sale of ordinary shares (in Shares)	2.1
Ordinary shares, par value (in Dollars per share)	$ 19
Warrant [Member]
General [Line Items]
Ordinary shares purchased (in Shares)	2.1
Purchase price per share (in Dollars per share)	$ 14
Business Acquisition [Member]
General [Line Items]
Percentage of acquisition shares					100.00%
Nasdaq [Member] | IPO [Member]
General [Line Items]
Net proceeds		$ 169.0